UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act File Number 811-8546
                                                      --------

                            The Bramwell Funds, Inc.

                                745 Fifth Avenue
                                   16th Floor
                               New York, NY 10151
                              ---------------------
                    (Address of principal executive offices)

                                   Dechert LLP
                              30 Rockefeller Plaza
                               New York, NY 10112
                              ---------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 698-3500
                                                           --------------

                        Date of fiscal year end: June 30
                                                 -------

                   Date of reporting period: December 31, 2003
                                             -----------------

ITEM 1.  REPORTS TO STOCKHOLDERS

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

                             (LOGO) Bramwell FUNDS

                               Semi-Annual Report
                               December 31, 2003


                           ELIZABETH R. BRAMWELL, CFA
                                 PRESIDENT AND
                            CHIEF INVESTMENT OFFICER



                            "FOCUSED ON THE FUTURE,
                              GUIDED BY THE PAST"


                              BRAMWELL GROWTH FUND
                              BRAMWELL FOCUS FUND


                            The Bramwell Funds, Inc.
                                 1-800-BRAMCAP
                                 1-800-272-6227
                             WWW.BRAMWELLFUNDS.COM

(LOGO) Bramwell FUNDS

DEAR FELLOW SHAREHOLDERS:

INVESTMENT RESULTS - QUARTER ENDED DECEMBER 31, 2003
The equity markets ended the year with a strong fourth quarter. The BRAMWELL GROWTH FUND gained 9.42% to $19.39 net asset value per share and the BRAMWELL FOCUS FUND gained 9.90% to $9.21 net asset value per share while the S&P 500/R Stock Index rose 12.18%. For the year, the Growth Fund rose 20.43% and the Focus Fund rose 20.55% while the S&P 500/R Stock Index increased 28.68%. See tables on page 5 for additional historic performance. The year 2003 was a year when financially stressed, low priced and small companies rebounded sharply. Generally our portfolios were positioned in financially strong, market-leading companies which individually may have underperformed the mean last year. Going forward, we expect the catch-up period to be largely behind us and for competitively strong fundamentals and individual stock picking to prevail.

Both the Growth and Focus Funds received 4-Star Overall Morningstar Ratings/TM (4 stars) in the U.S.-domiciled Large Growth funds category as of December 31, 2003. Both Funds also received 4 stars for the 3-year period when rated against 959 Large Growth funds, and the Growth Fund received 4 stars for the 5-year period when rated against 615 Large Growth funds.(a)

COMMENTARY

The U.S. economy continued to expand briskly in the December quarter. Interest rates remained low, inflation was nominal and employment rose. Business confidence improved, and the outlook for investment spending brightened.

Industries that contributed positively to performance for both the Growth and Focus Funds were technology, financial services, industrial products, healthcare and restaurants. Top performing stocks for the Growth Fund were 3M, WellPoint, Walgreen, Intel and Texas Instruments. Top performing stocks for the Focus Fund were Zimmer, Maxim, Applebee's, Goldman Sachs and Cisco. Specialty retailers did well but discount retailers performed badly, especially in December. Profit taking in technology-related stocks (e.g., Intel up 106% and Best Buy, up 116% for the year) hurt December performance and comparative performance for the overall quarter. We think that the outlook for technology is positive for the next few years and prefer to hold through a prospective short and shallow profit-taking period rather than miss greater longer term gains.

OUTLOOK

Our outlook for the economy and the equity markets remains very positive. Interest and inflation rates are expected to remain low and employment is expected to continue to increase. Fiscal and monetary policies are both highly supportive to growth.

(a) For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating/TM based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. The Overall Morningstar Rating/TM for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating/TM metrics. Morningstar ratings are proprietary and are not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is guarantee of future results. C/2003 Morningstar, Inc. All Rights Reserved.

Semi-Annual Report

                                                           (LOGO) Bramwell FUNDS

Lower taxes on earned income should continue to encourage consumer spending; refund checks for overwithholding will begin to be mailed early in the first half of 2004. The reduction in tax rates to 15% on dividends and long-term capital gains improved aftertax income and this should become more apparent to investors by April 2004, incrementally supporting consumer and investment spending. We anticipate investment funds to continue to flow into equities from low yielding fixed income alternatives, given more favorable aftertax returns, and we expect some portion of low yielding money market funds to be spent on real things such as cars, home improvement and HDTV, which in turn should drive the economy, profits, and stock prices.

Looking forward, we are positioning our portfolios to benefit from rising standards of living around the world. In particular, China and India, together with 2.2 billion people, are expected to be huge expanding markets that increase the demand for energy, basic materials, infrastructure, industrial and consumer products and technology.

We believe that technology, as it has historically, will drive economic expansion. Capital spending is picking up globally as new generations of semiconductor equipment are installed. The transition to 300mm fabs from 200mm fabs is accelerating as is production of 90- and 130-nanometer line widths. New generations of mobile phones, VoIP and Wifi are expanding rapidly. We expect capital spending to rise throughout 2004 and 2005.

Technology products are proliferating. The upgrade cycle to PCs that offer portability and multimedia functionality is accelerating and major upgrades in television are occurring as consumers advance to HDTV and giant flat-screen plasma and LCD TVs. As prices come down, the television market should expand for several years. Other electronic products that are driving consumer demand include digital cameras, portable video players, and electronic navigation systems.

Corporate profits are expanding on reduced cost structures and the outlook for surpassing former peak operating margins is improving. Overall, we expect strong profit growth in 2004 and 2005. Global growth should generate further growth and provide a multiplier effect beyond 2005. Stock prices generally follow profit growth and we are identifying an expanding universe of investment opportunities. At the leading edge, we expect the IPO market to improve as start-up businesses that have been incubating and seasoning under harsh scrutiny for some three years are more likely to come public. Investment bankers should do well.

Equity valuations appear attractive with the S&P 500/R Stock Index selling at an 18 P/E ratio on 2004 estimated earnings of $63 and relative to a reciprocal of 25 on the 10-year Treasury note rate yielding approximately 4%.

Markets are highly volatile. Our focus is on achieving long-term investment returns and we try to use volatility to enhance those returns.

                                                              Semi-Annual Report

(LOGO) Bramwell FUNDS

MUTUAL FUND INDUSTRY

The mutual fund industry has been tarnished by various wrongdoings by some fund groups, but certainly not all. We believe that the basic concept of a mutual fund remains sound in that a fund provides a pooled investment vehicle for investors to participate in the financial markets under daily supervision by professional management. Economies of scale may also be achieved that are not usually achieved by an individual. A single mutual fund should be considered only as part of a broader investment program, and although a fund strives to achieve its investment goals, there is no assurance that it will do so.

We want our investors to know that we invest in our own Funds. The portfolio manager and members of her family, as well as other officers and employees and their families, own substantial positions in the Bramwell Funds and have never sold a share since Bramwell Funds started nearly 10 years ago.

The Funds are no-load and have no sales charges. The Investment Adviser has not allocated trading commissions in consideration of fund sales. So-called late trading, i.e., after-market trading at the prior day's close (usually by a favored few) has always been illegal and we are as surprised and dismayed as anyone to hear of its occurrence. We view our Funds as most suited for long-term investors and have initiated a 2% redemption fee on trades made within 60 days of purchase to discourage short-term trading. The Investment Adviser has a strict Code of Ethics which, for example, restricts employees from trading equities without prior same day permission or within seven calendar days of either side of a trade date of a client's portfolio trade.

We take our fiduciary responsibility to our investors in the Bramwell Funds very seriously and appreciate the trust and confidence that you have given us over the years to facilitate your financial objectives.

Further information may be had from our Web Site WWW.BRAMWELLFUNDS.COM including daily and historic performance as well as monthly portfolio holdings. Further information may also be had by calling 1-800-BRAMCAP (1-800-272-6227). The NASDAQ symbol for the Focus Fund is BRFOX and for the Growth Fund is BRGRX.

Sincerely,


/s/ Elizabeth R. Bramwell, CFA


Elizabeth R. Bramwell, CFA
President and Chief Investment Officer

January 28, 2004

The outlook and opinions expressed above represent the views of the Investment Adviser as of January 28, 2004 and are subject to change as market and economic events unfold.

Semi-Annual Report

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

(LOGO) Bramwell FUNDS

                              BRAMWELL GROWTH FUND
                               DECEMBER 31, 2003

The BRAMWELL GROWTH FUND is a no-load, diversified fund that generally invests in a portfolio of 60-90 stocks of companies that the Adviser believes have above-average growth potential.

                            MAJOR INDUSTRY HOLDINGS
             ------------------------------------------------------
             Retailing                                       15.4%
             Electronics                                     13.7
             Healthcare Products                             12.3
             Financial Services                              10.5
             Industrial Products                              8.4
             Healthcare Services                              8.3
             Restaurants                                      7.1
             Information Processing Equipment                 5.9
             Energy                                           5.2
             Transportation                                   3.7
                                                             -----
                                                             90.5%


                             MAJOR EQUITY HOLDINGS
             ------------------------------------------------------
             3M                                               3.4%
             Dell                                             3.1
             Intel                                            3.0
             Wal-Mart                                         2.6
             Citigroup                                        2.6
             Walgreen                                         2.5
             Wells Fargo                                      2.5
             Best Buy                                         2.4
             Microsoft                                        2.4
             UnitedHealth Group                               2.4
                                                             -----
                                                             26.9%

                         COMPARATIVE INVESTMENT RETURNS
                                   (12/31/03)

                            Dec.     One   Three   Five     Since
                             Q      Year   Years   Years Inception*
             ------------------------------------------------------
             GROWTH        9.42%   20.43%  (6.97)% (0.26)%  11.22%
             FUND

             S&P 500/R    12.18    28.68   (4.05)  (0.57)   11.82
             Stock Index

*From August 1, 1994.

                              BRAMWELL FOCUS FUND
                               DECEMBER 31, 2003

The BRAMWELL FOCUS FUND is a no-load, non-diversified fund with a concentrated portfolio, normally comprised of 20-30 securities, that invests primarily in common stocks of companies that the Adviser believes have above-average growth potential. Because of its concentration, the Focus Fund should be regarded as a more aggressive portfolio than the Growth Fund in that the price movements of a single stock may have a greater positive or negative effect on overall portfolio performance.

                            MAJOR INDUSTRY HOLDINGS
             ------------------------------------------------------
             Electronics                                     22.3%
             Retailing                                       14.5
             Financial Services                              11.7
             Restaurants                                     10.1
             Healthcare Products                              8.9
                                                             -----
                                                             67.5%

                             MAJOR EQUITY HOLDINGS
             ------------------------------------------------------
             Intel                                            4.9%
             Wells Fargo                                      4.7
             Cisco                                            4.3
             Best Buy                                         4.2
             SYSCO                                            4.2
                                                             -----
                                                             22.3%

                         COMPARATIVE INVESTMENT RETURNS
                                   (12/31/03)

                          Dec.      One     Three      Since
                            Q       Year    Years   Inception**
             ------------------------------------------------------
             FOCUS FUND    9.90%   20.55%   (6.64)%   (1.77)%

             S&P 500/R    12.18    28.68    (4.05)    (3.36)
             Stock Index

**From October 31, 1999.

The annual expense ratios for both Funds are contractually capped at 1.75% by their Adviser through June 30, 2005, after which time, the expense limitations may be terminated or revised at any time. The agreement to cap the expense ratio of the Growth Fund favorably affected performance throughJune 30, 1997 and has favorably affected the performance of the Focus Fund since inception.

Returns for the Funds include the reinvestment of all dividends and are net of expenses. Returns for periods greater than one year are compound average annual rates of return. Past performance is not predictive of future results. Investment returns and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.

The S&P 500/R Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is adjusted for dividends, weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

Semi-Annual Report

                                                           (LOGO) Bramwell FUNDS

                              BRAMWELL GROWTH FUND

            PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003 (UNAUDITED)

                                                                        MARKET
                                                     SHARES             VALUE
                                                   ----------         ----------
COMMON STOCKS - 97.93%

AUTOMOTIVE/HEAVY
   EQUIPMENT - 1.95%
American Axle & Manufacturing
   Holdings, Inc.*                                    40,000        $1,616,800
Dana Corp.                                            50,000           917,500
Deere & Co.                                           35,000         2,276,750
                                                                --------------
                                                                     4,811,050
                                                                --------------
COMMUNICATIONS - 1.52%
Cisco Systems, Inc.*                                 155,000         3,764,950
                                                                --------------
CONSUMER PRODUCTS - 1.52%
Dow Jones & Co., Inc.                                 15,000           747,750
Procter & Gamble Co.                                  30,000         2,996,400
                                                                --------------
                                                                     3,744,150
                                                                --------------
ELECTRONICS - 13.74%
Analog Devices, Inc.*                                 85,000         3,880,250
Applied Materials, Inc.*                             120,000         2,694,000
Intel Corp.                                          230,000         7,406,000
KLA-Tencor Corp.*                                     63,000         3,696,210
Linear Technology Corp.                               75,000         3,155,250
MKS Instruments, Inc.*                                50,000         1,450,000
Maxim Integrated Products, Inc.                       60,000         2,988,000
Novellus Systems, Inc.*                               55,000         2,312,750
Taiwan Semiconductor
   Manufacturing Co. Ltd.* - ADR                     210,000         2,150,400
Texas Instruments, Inc.                              142,500         4,186,650
                                                                --------------
                                                                    33,919,510
                                                                --------------
ENERGY - 5.18%
Burlington Resources, Inc.                            35,000         1,938,300
Devon Energy Corp.                                    35,000         2,004,100
EOG Resources, Inc.                                   35,000         1,615,950
ExxonMobil Corp.                                      90,000         3,690,000
Nabors Industries, Inc.*                              35,000         1,452,500
Patterson-UTI Energy, Inc.*                           63,200         2,080,544
                                                                --------------
                                                                    12,781,394
                                                                --------------

                                                                        MARKET
                                                     SHARES             VALUE
                                                   ----------         ----------
FINANCIAL SERVICES - 10.49%
American Express Co.                                  50,000      $  2,411,500
American International Group, Inc.                    70,000         4,639,600
Chicago Mercantile Exchange                           15,000         1,085,400
Citigroup, Inc.                                      130,000         6,310,200
Goldman Sachs Group, Inc.                             38,000         3,751,740
SLM Corp.                                             40,000         1,507,200
Wells Fargo & Co.                                    105,000         6,183,450
                                                                --------------
                                                                    25,889,090
                                                                --------------
HEALTHCARE PRODUCTS - 12.32%
Abbott Laboratories                                   60,000         2,796,000
Amgen, Inc.*                                          82,000         5,067,600
Gilead Sciences, Inc.*                                40,000         2,325,600
Medtronic, Inc.                                      110,000         5,347,100
Novartis AG - ADR                                     60,000         2,753,400
Pfizer, Inc.                                         120,000         4,239,600
Serono SA - ADR                                      127,500         2,237,625
Stryker Corp.                                         25,000         2,125,250
Zimmer Holdings, Inc.*                                50,000         3,520,000
                                                                --------------
                                                                    30,412,175
                                                                --------------
HEALTHCARE SERVICES - 8.30%
Anthem, Inc.*                                         75,000         5,625,000
Cardinal Health, Inc.                                 80,000         4,892,800
UnitedHealth Group, Inc.                             100,000         5,818,000
WellPoint Health Networks, Inc.*                      43,000         4,170,570
                                                                --------------
                                                                    20,506,370
                                                                --------------
INDUSTRIAL PRODUCTS - 8.39%
3M                                                   100,000         8,503,000
General Electric Co.                                 100,000         3,098,000
Inco Ltd.*                                            55,000         2,190,100
Molex, Inc., Class A                                 150,981         4,432,802
Praxair, Inc.                                         65,000         2,483,000
                                                                --------------
                                                                    20,706,902
                                                                --------------

                                                              Semi-Annual Report

(LOGO) Bramwell FUNDS

                              BRAMWELL GROWTH FUND

      PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003 (UNAUDITED) (continued)

                                                                        MARKET
                                                     SHARES             VALUE
                                                   ----------         ----------

INFORMATION PROCESSING
   EQUIPMENT - 5.94%
Dell Inc.*                                           225,000     $   7,641,000
EMC Corp.*                                           150,000         1,938,000
International Business
   Machines Corp.                                     55,000         5,097,400
                                                                --------------
                                                                    14,676,400
                                                                --------------
INFORMATION PROCESSING
   SOFTWARE - 2.40%
Microsoft Corp.                                      215,000         5,921,100
                                                                --------------
RESTAURANTS - 7.14%
Applebee's International, Inc.                       110,000         4,319,700
Cheesecake Factory, Inc.*                             90,250         3,973,708
McDonald's Corp.                                     200,000         4,966,000
SYSCO Corp.                                          118,000         4,393,140
                                                                --------------
                                                                    17,652,548
                                                                --------------
RETAILING - 15.35%
Best Buy Co., Inc.                                   115,000         6,007,600
Coach, Inc.*                                          35,000         1,321,250
Family Dollar Stores, Inc.                            70,000         2,511,600
Kohl's Corp.*                                         50,000         2,247,000
Lowe's Companies, Inc.                                85,000         4,708,150
PETsMART, Inc.                                        55,000         1,309,000
Staples, Inc.*                                       100,000         2,730,000
Tiffany & Co.                                        100,000         4,520,000
Wal-Mart Stores, Inc.                                120,000         6,366,000
Walgreen Co.                                         170,000         6,184,600
                                                                --------------
                                                                    37,905,200
                                                                --------------
TRANSPORTATION - 3.69%
FedEx Corp.                                           55,000         3,712,500
Union Pacific Corp.                                   40,000         2,779,200
United Parcel Service, Inc.                           35,000         2,609,250
                                                                --------------
                                                                     9,100,950
                                                                --------------
TOTAL COMMON STOCKS
(Cost $183,134,504)                                                241,791,789
                                                                --------------

                                                   PRINCIPAL            MARKET
                                                     AMOUNT             VALUE
                                                   ----------         ----------

VARIABLE RATE
DEMAND NOTE - 2.21%
U.S. Bancorp, 0.87%                               $5,450,000    $    5,450,000
                                                                --------------
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $5,450,000)                                                    5,450,000
                                                                --------------
TOTAL INVESTMENTS - 100.14%
(Cost $188,584,504)                                                247,241,789

LIABILITIES LESS OTHER ASSETS - (0.14)%                              (340,756)
                                                                --------------
NET ASSETS - 100.00%
(12,731,128 shares outstanding)                                   $246,901,033
                                                                ==============
NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE                                              $19.39
                                                                ==============

*Non-income producing security
See notes to financial statements.


Semi-Annual Report

                                                           (LOGO) Bramwell FUNDS

                              BRAMWELL FOCUS FUND

            PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003 (UNAUDITED)

                                                                        MARKET
                                                     SHARES             VALUE
                                                   ----------         ----------
COMMON STOCKS - 95.52%
AUTOMOTIVE/HEAVY
   EQUIPMENT - 2.60%
Deere & Co.                                            5,000       $   325,250
                                                                --------------
COMMUNICATIONS - 4.28%
Cisco Systems, Inc.*                                  22,000           534,380
                                                                --------------
ELECTRONICS - 22.34%
Analog Devices, Inc.*                                 10,000           456,500
Applied Materials, Inc.*                              15,000           336,750
Intel Corp.                                           19,000           611,800
KLA-Tencor Corp.*                                      8,000           469,360
Linear Technology Corp.                               10,000           420,700
Maxim Integrated Products, Inc.                       10,000           498,000
                                                                --------------
                                                                     2,793,110
                                                                --------------
FINANCIAL SERVICES - 11.74%
American Express Co.                                   8,000           385,840
Goldman Sachs Group, Inc.                              5,000           493,650
Wells Fargo & Co.                                     10,000           588,900
                                                                --------------
                                                                     1,468,390
                                                                --------------
HEALTHCARE PRODUCTS - 8.87%
Abbott Laboratories                                   10,000           466,000
Gilead Sciences, Inc.*                                 5,000           290,700
Zimmer Holdings, Inc.*                                 5,000           352,000
                                                                --------------
                                                                     1,108,700
                                                                --------------
HEALTHCARE SERVICES - 3.26%
UnitedHealth Group, Inc.                               7,000           407,260
                                                                --------------
INDUSTRIAL PRODUCTS - 5.91%
3M                                                     4,000           340,120
Inco Ltd.*                                            10,000           398,200
                                                                --------------
                                                                       738,320
                                                                --------------
INFORMATION PROCESSING
   EQUIPMENT - 8.32%
Dell Inc.*                                            11,000           373,560
EMC Corp.*                                            30,000           387,600
International Business
   Machines Corp.                                      3,000           278,040
                                                                --------------
                                                                     1,039,200
                                                                --------------

                                                                        MARKET
                                                     SHARES             VALUE
                                                   ----------         ----------

RESTAURANTS - 10.12%
Applebee's International, Inc.                         7,000     $     274,890
Cheesecake Factory, Inc.*                              5,000           220,150
McDonald's Corp.                                      10,000           248,300
SYSCO Corp.                                           14,000           521,220
                                                                --------------
                                                                     1,264,560
                                                                --------------
RETAILING - 14.50%
Best Buy Co., Inc.                                    10,000           522,400
Coach, Inc.*                                          10,000           377,500
Gap, Inc. (The)                                       10,000           232,100
Staples, Inc.*                                        15,000           409,500
Tiffany & Co.                                          6,000           271,200
                                                                --------------
                                                                     1,812,700
                                                                --------------
TRANSPORTATION - 3.58%
United Parcel Service, Inc.                            6,000           447,300
                                                                --------------
TOTAL COMMON STOCKS
(Cost $10,570,157)                                                  11,939,170
                                                                --------------

                                                   PRINCIPAL
                                                     AMOUNT
                                                   ----------

VARIABLE RATE
DEMAND NOTE - 6.53%
U.S. Bancorp, 0.87%                                 $816,000           816,000
                                                                --------------
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $816,000)                                                        816,000
                                                                --------------
TOTAL INVESTMENTS - 102.05%
(Cost $11,386,157)                                                  12,755,170

LIABILITIES LESS OTHER ASSETS - (2.05)%                              (256,588)
                                                                --------------
NET ASSETS - 100.00%
(1,356,616 shares outstanding)                                     $12,498,582
                                                                ==============
NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE                                               $9.21
                                                                ==============

*Non-income producing security
See notes to financial statements.

                                                              Semi-Annual Report

(LOGO) Bramwell FUNDS

                              BRAMWELL FUNDS, INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                         DECEMBER 31, 2003 (UNAUDITED)

                                                     GROWTH             FOCUS
                                                      FUND               FUND
                                                   ----------         ----------

ASSETS:
Investments at value (cost $188,584,504 and
  $11,386,157, respectively)                    $247,241,789       $12,755,170
Receivable for securities sold                       552,586                 -
Receivable for fund shares sold                      100,982                 -
Dividends and interest receivable                    131,719             6,819
Prepaid and other assets                              41,405            10,722
Receivable from Adviser                                    -             6,068
                                              --------------    --------------
Total Assets                                     248,068,481        12,778,779
                                              --------------    --------------

LIABILITIES:
Payable for securities purchased                     775,045           246,208
Accrued investment advisory fees                     207,075            10,431
Accrued expenses                                     133,559            20,950
Accrued distribution fees                             51,769             2,608
                                              --------------    --------------
Total Liabilities                                  1,167,448           280,197
                                              --------------    --------------
NET ASSETS                                      $246,901,033       $12,498,582
                                              ==============    ==============

NET ASSETS CONSIST OF:
Capital stock                                   $196,645,396       $13,367,425
Accumulated net realized loss on investments     (7,481,137)       (2,189,271)
Undistributed net investment loss                  (920,511)          (48,585)
Net unrealized appreciation on investments        58,657,285         1,369,013
                                              --------------    --------------
NET ASSETS                                      $246,901,033       $12,498,582
                                              ==============    ==============

CAPITAL STOCK, $.0001 par value
Authorized                                       200,000,000       200,000,000
Issued and outstanding                            12,731,128         1,356,616

NET ASSET VALUE, REDEMPTION PRICE
AND OFFERING PRICE PER SHARE                          $19.39             $9.21
                                                      ======            ======

See notes to financial statements.

Semi-Annual Report

                                                           (LOGO) Bramwell FUNDS

                              BRAMWELL FUNDS, INC.

                            STATEMENTS OF OPERATIONS

                            FOR THE SIX MONTHS ENDED
                         DECEMBER 31, 2003 (UNAUDITED)

                                                     GROWTH             FOCUS
                                                      FUND               FUND
                                                   ----------         ----------

INVESTMENT INCOME:
Dividends                                           $978,575           $46,817
Interest                                              25,316             2,019
                                              --------------    --------------
Total Investment Income                            1,003,891            48,836
                                              --------------    --------------

EXPENSES:
Investment advisory fees                           1,201,905            55,669
Distribution fees                                    300,476            13,917
Fund administration and accounting fees              116,653            30,164
Shareholder servicing fees                           103,856             9,088
Professional fees                                     74,644             2,790
Reports to shareholders                               36,659             1,517
Custody fees                                          26,235             3,782
Federal and state registration fees                   25,771             7,050
Directors' fees                                       15,082            10,306
Other                                                 23,121             1,750
                                              --------------    --------------
Total expenses before waiver                       1,924,402           136,033
Waiver of expenses and fees                                -          (38,612)
                                              --------------    --------------
Net Expenses                                       1,924,402            97,421
                                              --------------    --------------
NET INVESTMENT LOSS                                (920,511)          (48,585)
                                              --------------    --------------

REALIZED AND UNREALIZED GAINS:
Net realized gain on investments                   9,440,712           711,752
Change in net unrealized appreciation
  on investments                                  19,328,448           735,757
                                              --------------    --------------

Net Gain on Investments                           28,769,160         1,447,509
                                              --------------    --------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                        $27,848,649        $1,398,924
                                              ==============    ==============

See notes to financial statements.

                                                              Semi-Annual Report

(LOGO) Bramwell FUNDS

                              BRAMWELL GROWTH FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                                             SIX MONTHS ENDED     FISCAL YEAR
                                            DECEMBER 31, 2003        ENDED
                                               (UNAUDITED)       JUNE 30, 2003
                                            -----------------    --------------
OPERATIONS:
Net investment loss                               $(920,511)      $(1,977,715)
Net realized gain (loss) on investments            9,440,712      (11,271,957)
Net realized gain on options written                       -            30,623
Net realized gain on short transactions                    -            15,817
Change in net unrealized
  appreciation/depreciation on investments        19,328,448         (370,748)
                                              --------------    --------------
Net increase (decrease) in net
  assets resulting from operations                27,848,649      (13,573,980)
                                              --------------    --------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares                      22,470,424       223,542,236
Redemption of shares                            (33,174,108)     (171,607,072)
                                              --------------    --------------
Net increase (decrease) in net assets
  resulting from capital share transactions     (10,703,684)        51,935,164
                                              --------------    --------------

TOTAL INCREASE IN NET ASSETS                      17,144,965        38,361,184

NET ASSETS:
Beginning of period                              229,756,068       191,394,884
                                              --------------    --------------
END OF PERIOD                                   $246,901,033      $229,756,068
                                              ==============    ==============
TRANSACTIONS IN SHARES:
Shares sold                                        1,221,910        13,428,555
Shares redeemed                                  (1,803,863)      (10,348,227)
                                              --------------    --------------
Net increase (decrease)                            (581,953)         3,080,328
                                              ==============    ==============

See notes to financial statements.

Semi-Annual Report

                                                           (LOGO) Bramwell FUNDS

                              BRAMWELL FOCUS FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                                            SIX MONTHS ENDED     FISCAL YEAR
                                           DECEMBER 31, 2003        ENDED
                                              (UNAUDITED)       JUNE 30, 2003
                                           -----------------    --------------
OPERATIONS:
Net investment loss                                $(48,585)     $    (88,874)
Net realized gain (loss) on investments              711,752       (1,052,603)
Change in net unrealized
  appreciation/depreciation on investments           735,757           565,851
                                              --------------    --------------
Net increase (decrease) in net assets
  resulting from operations                        1,398,924         (575,626)
                                              --------------    --------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares                       2,351,032         4,717,343
Redemption of shares                               (531,627)       (1,484,839)
                                              --------------    --------------
Net increase in net assets resulting from
  capital share transactions                       1,819,405         3,232,504
                                              --------------    --------------

TOTAL INCREASE IN NET ASSETS                       3,218,329         2,656,878

NET ASSETS:
Beginning of period                                9,280,253         6,623,375
                                              --------------    --------------
END OF PERIOD                                    $12,498,582        $9,280,253
                                              ==============    ==============

TRANSACTIONS IN SHARES:
Shares sold                                          269,562           586,960
Shares redeemed                                     (60,422)         (186,476)
                                              --------------    --------------
Net increase                                         209,140           400,484
                                              ==============    ==============

See notes to financial statements.

                                                              Semi-Annual Report

(LOGO) Bramwell FUNDS

                            BRAMWELL FUNDS, INC.


                                                       FINANCIAL HIGHLIGHTS


                                                                                  GROWTH FUND
                                           ----------------------------------------------------------------------------------------
                                             SIX MONTHS       FISCAL         FISCAL         FISCAL         FISCAL         FISCAL
                                               ENDED           YEAR           YEAR           YEAR           YEAR           YEAR
                                            DECEMBER 31,      ENDED          ENDED          ENDED          ENDED          ENDED
                                                2003         JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,
SELECTED PER SHARE DATA(1)                  (UNAUDITED)        2003           2002           2001           2000           1999
                                             ----------     ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, BEGINNING
  OF PERIOD                                  $    17.26     $    18.70     $    23.00     $    30.48     $    26.07         $23.05

INCOME FROM INVESTMENT
  OPERATIONS:
Net investment loss                              (0.07)         (0.15)         (0.16)         (0.10)         (0.27)         (0.18)
Net realized and unrealized
  gains (losses) on securities                     2.20         (1.29)         (2.53)         (5.16)           5.91           4.45
                                           ------------   ------------   ------------   ------------   ------------   ------------

TOTAL FROM INVESTMENT
  OPERATIONS                                       2.13         (1.44)         (2.69)         (5.26)           5.64           4.27

LESS DISTRIBUTIONS:
Distributions from capital gains                      -              -         (1.61)         (2.22)         (1.23)         (1.25)
                                           ------------   ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, END OF PERIOD               $    19.39     $    17.26     $    18.70     $    23.00     $    30.48     $    26.07
                                           ============   ============   ============   ============   ============   ============

TOTAL RETURN(3)                                  12.34%        (7.70)%       (11.94)%       (18.36)%         22.53%         19.39%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)               $246,901       $229,756       $191,395       $221,630       $275,976       $268,726
Ratio of expenses to average
  net assets(4)(5)                                1.60%          1.68%          1.63%          1.53%          1.54%          1.58%
Ratio of net investment
  loss to average net assets(4)(5)              (0.77)%        (1.01)%        (0.84)%        (0.37)%        (0.93)%        (0.79)%

Portfolio turnover rate(3)                          28%            51%            66%            57%            25%            38%



Note: The Financial Highlights table is intended to help you understand the financial performance of the Growth Fund for the past 5 years or, in the case of the Focus Fund, for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

See notes to financial statements.


                                                       FINANCIAL HIGHLIGHTS


                                                                           FOCUS FUND
                                           -------------------------------------------------------------------------
                                             SIX MONTHS       FISCAL         FISCAL         FISCAL         FISCAL
                                               ENDED           YEAR           YEAR           YEAR           YEAR
                                            DECEMBER 31,      ENDED          ENDED          ENDED          ENDED
                                                2003         JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30
SELECTED PER SHARE DATA(1)                  (UNAUDITED)        2003           2002           2001         2000(2)
                                             ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, BEGINNING
  OF PERIOD                                 $      8.09    $      8.87    $      9.89     $    12.26     $    10.00

INCOME FROM INVESTMENT
  OPERATIONS:
Net investment loss                              (0.04)         (0.08)         (0.10)         (0.06)         (0.04)
Net realized and unrealized
  gains (losses) on securities                     1.16         (0.70)         (0.92)         (2.22)           2.30
                                           ------------   ------------   ------------   ------------   ------------

TOTAL FROM INVESTMENT
  OPERATIONS                                       1.12         (0.78)         (1.02)         (2.28)           2.26

LESS DISTRIBUTIONS:
Distributions from capital gains                      -              -              -         (0.09)              -
                                           ------------   ------------   ------------   ------------   ------------

NET ASSET VALUE, END OF PERIOD              $      9.21    $      8.09    $      8.87    $      9.89     $    12.26
                                           ============   ============   ============   ============   ============

TOTAL RETURN(3)                                  13.84%        (8.79)%       (10.31)%       (18.69)%         22.60%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)                $12,499         $9,280         $6,623         $7,134         $6,452
Ratio of expenses to average
  net assets(4)(5)                                1.75%          1.75%          1.75%          1.75%          1.75%
Ratio of net investment
  loss to average net assets(4)(5)              (0.87)%        (1.25)%        (1.11)%        (0.57)%        (0.69)%

Portfolio turnover rate(3)                          80%           154%           138%           117%            66%


(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2)  From October 31, 1999.
(3)  Not annualized for periods less than a full year.
(4) Net of reimbursements and waivers for the Focus Fund. Absent reimbursements and waivers of expenses by the Adviser, the ratio of expenses and net investment loss to average net assets for the six months ended December 31, 2003, the years ended June 30, 2003, June 30, 2002, June 30, 2001 and the period ended June 30, 2000, would have been 2.44% and (1.56)%, 3.09% and (2.59)%, 3.28% and (2.64)%, 3.10% and (1.92)%, and 5.46%
     and (4.40)%, respectively.
(5)  Annualized for periods less than a full year.

                                                              Semi-Annual Report

(LOGO) Bramwell FUNDS

                            THE BRAMWELL FUNDS, INC.

                         NOTES TO FINANCIAL STATEMENTS

                         DECEMBER 31, 2003 (UNAUDITED)

1. ORGANIZATION

The Bramwell Funds, Inc. (the "Funds") was incorporated on June 3, 1994 and is registered as an open-end, management investment company organized as a series fund under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Funds consist of two investment portfolios: the Bramwell Growth Fund and the Bramwell Focus Fund. The Bramwell Growth Fund, which is a separate diversified portfolio, commenced operations on August 1, 1994. The Bramwell Focus Fund, which is a separate non-diversified portfolio, was launched on November 1, 1999. Bramwell Capital Management, Inc. ("BramCap") is the Funds' investment adviser.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

a) Investment Valuation

A security listed or traded on a recognized stock exchange is valued at its last sale price prior to the time when assets are valued on the principal exchange on which the security is traded. If no sale is reported at that time, the most current bid price will be used. Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP"). All other securities for which over-the-counter market quotations are readily available are valued at the most current bid price. Debt securities which will mature in more than 60 days are valued at prices furnished by a pricing service approved by the Board of Directors.

Whenever a furnished price is significantly different from the previous day's furnished price, BramCap will review the price to determine if it is appropriate. Securities which will mature in 60 days or less are valued at amortized cost, which approximates market value. Variable rate demand notes are valued at cost which approximates market value. These notes are unsecured and could present credit risk to the extent the issuer defaults on its payment obligation. The credit-worthiness of the issuer is monitored and these notes have been determined by BramCap to present minimal credit risk. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Directors.

Semi-Annual Report

                                                           (LOGO) Bramwell FUNDS

b) Option Contracts

The Funds may write covered put or call options. Premiums received by a Fund upon writing put or call options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option. When an option expires, is exercised, or is closed, the Fund realizes a gain or loss, and the liability is eliminated. The Fund continues to bear the risk of adverse movements in the price of the underlying asset during the period in which the option is outstanding, although any potential loss during the period would be reduced by the amount of the option premium received.

c) Short Sales

The Funds may make limited short sales of securities. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. To complete such a transaction, the Funds must borrow the security to deliver to the buyer upon the short sale; the Funds are then obligated to replace the security borrowed by purchasing it in the open market at some later date.

When a Fund sells a security short, an amount equal to the sales proceeds is included in the Statement of Assets and Liabilities as an asset and an equal amount as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the security sold short.

The Funds will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Funds replace the borrowed security. The Funds will realize a gain if the security declines in value between those dates.

All short sales must be fully collateralized. Each Fund maintains assets consisting of cash or liquid securities equal in amount to the liability created by the short sale. These assets are adjusted daily to reflect changes in the value of the securities sold short.

Each Fund is liable for any dividends paid on securities sold short. Dividends on short sales are included as Dividends on Short Positions in the Statement of Operations.

d) Expenses

The Funds are charged for those expenses that are directly attributable to each Fund, such as investment advisory and custodian fees. Expenses that are not directly attributable to a portfolio are typically allocated among the portfolios in proportion to their respective net assets.

e) Federal Income Taxes

The Funds' policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all their taxable income to their shareholders. Therefore, no federal income tax provision is recorded.


                                                              Semi-Annual Report

(LOGO) Bramwell FUNDS

f) Distributions to Shareholders

Dividends, if any, from net investment income are declared and paid annually in the December calendar quarter. Distributions of net realized capital gains, if any, will be declared at least annually. The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may periodically make reclassifications among certain of their capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America.

g) Other

Investment transactions are accounted for on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

3. INVESTMENT TRANSACTIONS

Purchases and sales of securities, excluding short-term investments, for the six months ended December 31, 2003 were as follows:

                   Growth Fund          Focus Fund
----------------------------------------------------
Purchases          $65,248,224         $10,023,455
Sales               76,997,736           8,422,142

There were no purchases or sales of long-term U.S. government securities. At December 31, 2003, gross unrealized appreciation and depreciation of investments, based on aggregate cost for federal income tax purposes were as follows:

                   Growth Fund          Focus Fund
----------------------------------------------------
Cost              $189,133,987         $11,399,726
                 =============       =============

Appreciation       $58,977,033          $1,417,044
Depreciation         (869,231)            (61,600)
                 -------------       -------------

Net
appreciation
on investments    $ 58,107,802         $ 1,355,444
                 -------------       -------------

Of the net appreciation on investments, 79% and 26% (unaudited) is attributable to securities held greater than 12 months at December 31, 2003, for the Growth Fund and Focus Fund, respectively.

At June 30, 2003, the Growth and Focus Fund had total accumulated capital loss carryforwards of $6,067,007 and $2,302,341, respectively, with $0 and $156,342 expiring in 2009, $0 and $1,222,723 expiring in 2010 and $6,067,007 and $923,276 expiring in 2011, respectively. To the extent that the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryforwards. At June 30, 2003, the Growth and Focus Fund had net realized capital losses from transactions between November 1, 2002 and June 30, 2003 of $10,053,539 and $570,114, respectively, which for tax purposes are deferred and will be recognized in fiscal year ending June 30, 2004.

Semi-Annual Report

                                                           (LOGO) Bramwell FUNDS

4. INVESTMENT ADVISORY AGREEMENTS

The Funds have agreements with BramCap, with whom certain officers and a director of the Funds are affiliated, to furnish investment advisory services to the Funds. The agreements are for one-year periods and require board approval on an annual basis. Under the terms of the agreements, the Funds will pay BramCap a monthly fee at the annual rate of 1.00% on average daily net assets of each Fund. The Funds' investment adviser has voluntarily agreed to limit the total expenses of each Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 1.75% of each Fund's average net assets until June 30, 2005. After such date, the expense limitation may be terminated or revised at any time. For the six months ended December 31, 2003, the Adviser reimbursed the Focus Fund $38,612. The expense ratio for the Growth Fund for the six months ended December 31, 2003 was 1.60%.

5. DISTRIBUTION PLANS

The Funds have adopted Service and Distribution Plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. The Plans authorize payments by the Funds in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of each Fund's average daily net assets.

6. REDEMPTION FEES

Effective January 1, 2004, a 2% redemption fee will be charged on Fund shares that are redeemed within 60 days of purchase (including redemptions in connection with exchanges). The fee is calculated on the net asset value of the shares being redeemed and is deducted from the redemption proceeds. Shares held longest will be treated as redeemed first. The redemption fee will not be applied to redemptions of shares acquired through the reinvestment of dividends or distributions. All redemption fees will be paid to the applicable Fund and will help offset brokerage commissions, market impact, and other costs associated with short-term trading.

7. PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling the Bramwell Funds at (800) 272-6227; and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

                                                              Semi-Annual Report

                             (LOGO) Bramwell FUNDS

                         1-800-BRAMCAP (1-800-272-6227)
                             WWW.BRAMWELLFUNDS.COM

                               BOARD OF DIRECTORS

ELIZABETH R. BRAMWELL, CFA
President, Chief Investment
  and Financial Officer
The Bramwell Funds, Inc.

CHARLES L. BOOTH, JR.
Former Executive Vice
  President and Chief Investment
  Officer
The Bank of New York, Inc.

GEORGE F. KEANE
President Emeritus
The Common Fund

JAMES C. SARGENT
Former Commissioner
Securities & Exchange Commission

MARTHA R. SEGER, PH.D.
Former Governor
Federal Reserve Board

                                    OFFICERS

                           ELIZABETH R. BRAMWELL, CFA
                          President, Chief Investment
                             and Financial Officer

                               DONALD G. ALLISON
                            Secretary and Treasurer

                              MARGARET A. BANCROFT
                              Assistant Secretary

                               INVESTMENT ADVISER
                       Bramwell Capital Management, Inc.

                                 ADMINISTRATOR
                            UMB Fund Services, Inc.

                                    COUNSEL
                                  Dechert LLP

                             INDEPENDENT CERTIFIED
                               PUBLIC ACCOUNTANTS
                           PricewaterhouseCoopers LLP

                                   CUSTODIAN
                                  U.S. Bancorp

                                 TRANSFER AGENT
                                  AND DIVIDEND
                                DISBURSING AGENT
                        U.S. Bancorp Fund Services, LLC

This financial statement is submitted for the general information of the shareholders of the Bramwell Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                                                                     BR-410-0204

ITEM 2.  CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to semi-annual reports.

ITEM 6.  RESERVED

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.  RESERVED

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

 Not applicable.

ITEM 10.  CONTROLS AND PROCEDURES

(a) The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.  EXHIBITS

(a)  Code of Ethics. Not applicable to semi-annual reports.

(b) Certifications required pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Bramwell Funds, Inc.
------------------------

/s/ Elizabeth R. Bramwell
-------------------------
Elizabeth R. Bramwell
Principal Executive Officer and Principal Financial Officer
February 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Elizabeth R. Bramwell
-------------------------
Elizabeth R. Bramwell
Principal Executive Officer and Principal Financial Officer
February 17, 2004